Shareholder Report, Holdings (Details) - C000256047	Nov. 30, 2025
6772671 | Hanwha Aerospace Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.50%
BFPM3C8 | Hyundai Rotem Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
B3N3363 | Korea Aerospace Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
B3LF565 | Hyundai Wia Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BZ0RDZ1 | LIG Nex1 Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BMVNPR3 | Samhyun Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
B3BDFS1 | Poongsan Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BJN3H96 | Hanwha Systems Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
B23S952 | HJ Shipbuilding & Construction Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BM9Q3J2 | Rainbow Robotics
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	69.30%